Acquisitions - Findus Switzerland (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Assets	€ 5,573.4	€ 5,904.5
Total liabilities	3,447.3	€ 3,347.8
Findus Switzerland
Disclosure of detailed information about business combination [line items]
Cash transferred	112.0
Intangible assets	24.5
Property, plant and equipment, including Right-of-use assets	8.9
Current assets	0.2
Inventories	11.5
Assets	45.1
Current liabilities	0.3
Non-current liabilities	6.8
Deferred tax liabilities	1.6
Total liabilities	8.7
Total identifiable net assets acquired	36.4
Total purchase consideration	112.0
Goodwill	€ 75.6